Reinsurance (Tables)	12 Months Ended
Dec. 31, 2018
Reinsurance Disclosures [Abstract]
Effect of Reinsurance on Premiums Written and Earned
The effect of reinsurance on premiums written and earned for the years ended December 31, was as follows:

	2018		2017		2016
(millions)	Written	Earned	Written	Earned	Written	Earned
Direct premiums	$33,753.1	$31,970.2	$27,860.7	$26,425.7	$23,941.9	$23,111.2
Ceded premiums:
Regulated plans	(596.4)	(557.5)	(505.9)	(479.6)	(439.4)	(425.1)
Non-Regulated plans	(546.8)	(479.4)	(222.7)	(216.2)	(149.0)	(212.1)
Total ceded premiums	(1,143.2)	(1,036.9)	(728.6)	(695.8)	(588.4)	(637.2)
Net premiums	$32,609.9	$30,933.3	$27,132.1	$25,729.9	$23,353.5	$22,474.0

Prepaid Reinsurance Premiums and Reinsurance Recoverables
Our prepaid reinsurance premiums and reinsurance recoverables were comprised of the following at December 31:

	Prepaid Reinsurance Premiums				Reinsurance Recoverables
($ in millions)	2018		2017		2018		2017
Regulated plans:
MCCA	$55.3	18%	$44.3	22%	$1,903.9	71%	$1,611.5	71%
CAIP	72.9	24	50.0	25	254.7	9	218.0	10
NCRF	34.0	11	31.5	15	78.1	3	74.2	3
NFIP	55.9	18	53.8	26	27.8	1	148.8	7
Other	0.6	0	0.3	0	21.4	1	8.2	0
Total Regulated plans	218.7	71	179.9	88	2,285.9	85	2,060.7	91
Non-Regulated plans:
Commercial Lines	79.2	25	14.3	7	254.2	10	63.4	3
Property	11.8	4	9.1	5	147.7	5	138.6	6
Other	0	0	0	0	8.3	0	10.7	0
Total Non-Regulated plans	91.0	29	23.4	12	410.2	15	212.7	9
Total	$309.7	100%	$203.3	100%	$2,696.1	100%	$2,273.4	100%